SEGMENT DISCLOSURE (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment disclosure
Interest expense	$ (17,929,000)	$ (18,856,000)	$ (18,128,000)
General and administrative	(2,568,000)	(2,773,000)	(2,066,000)
Asset management fees to related party	(21,767,000)	(20,924,000)	(19,326,000)
Acquisition-related costs	(5,063,000)	(632,000)	(3,574,000)
Depreciation and amortization	(68,644,000)	(69,943,000)	(68,804,000)
NET INCOME	14,679,000	19,797,000	6,309,000
NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(213,000)	(208,000)	(187,000)
NET INCOME ATTRIBUTABLE TO PARTNERS	14,466,000	19,589,000	6,122,000
Reportable segments
Segment disclosure
Total segments' net operating income	129,208,000	131,275,000	117,163,000
Reconciliation
Segment disclosure
Interest expense	(17,929,000)	(18,856,000)	(18,128,000)
General and administrative	(1,126,000)	(1,123,000)	(1,022,000)
Asset management fees to related party	(21,767,000)	(20,924,000)	(19,326,000)
Acquisition-related costs	(5,063,000)	(632,000)	(3,574,000)
Depreciation and amortization	$ (68,644,000)	$ (69,943,000)	$ (68,804,000)